Share-based compensation - Narrative (Details) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2024 CHF (SFr)	Dec. 31, 2024 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	3,365,845		3,365,845		2,593,065
Share-based compensation costs | SFr	SFr 1,228	SFr 1,129	SFr 2,370	SFr 1,983
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	2,861,302		2,861,302		2,247,267
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	504,543		504,543		345,798